Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 202
2016	193
2017	117
2018	116
2019	715
Thereafter	574
Total	$ 1,917